Shareholder Report, Holdings (Details)	Apr. 30, 2026
Defiance 2X Daily Long Pure Quantum ETF | Ionq, Inc. Swap; Maturity Date: 11/23/2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Defiance 2X Daily Long Pure Quantum ETF | United States Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Defiance 2X Daily Long Pure Quantum ETF | IonQ, Inc. Swap; Maturity Date: 09/04/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Defiance 2X Daily Long Pure Quantum ETF | D-Wave Quantum, Inc. Swap; Maturity Date: 03/14/2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Defiance 2X Daily Long Pure Quantum ETF | Quantum Computing, Inc. Swap; Maturity Date: 11/23/2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Defiance 2X Daily Long Pure Quantum ETF | First American Government Obligations Fund - Class X, 3.56% [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Defiance 2X Daily Long Pure Quantum ETF | D-Wave Quantum, Inc. Swap; Maturity Date: 09/04/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Defiance 2X Daily Long Pure Quantum ETF | Quantum Computing, Inc. Swap; Maturity Date: 09/04/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Defiance 2X Daily Long Pure Quantum ETF | Rigetti Computing, Inc. Swap; Maturity Date: 03/14/2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Defiance 2X Daily Long Pure Quantum ETF | Rigetti Computing, Inc. Swap; Maturity Date: 09/04/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Defiance 2X Daily Long Pure Quantum ETF | Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Defiance 2X Daily Long Pure Quantum ETF | Total Return Swap Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.30%
Defiance Daily Target 2X Long OSCR ETF | United States Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Defiance Daily Target 2X Long OSCR ETF | First American Government Obligations Fund - Class X, 3.56% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Defiance Daily Target 2X Long OSCR ETF | Oscar Health, Inc. Swap; Maturity Date: 09/28/2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Defiance Daily Target 2X Long OSCR ETF | Oscar Health, Inc. Swap; Maturity Date: 09/08/2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
Defiance Daily Target 2X Long OSCR ETF | Oscar Health, Inc. Swap; Maturity Date: 03/31/2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Defiance Daily Target 2X Long OSCR ETF | Oscar Health, Inc. Swap; Maturity Date: 03/18/2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Defiance Daily Target 2X Long OSCR ETF | Oscar Health, Inc. Swap; Maturity Date: 11/09/2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Defiance Daily Target 2X Long OSCR ETF | Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Defiance Daily Target 2X Long OSCR ETF | Total Return Swap Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	57.80%
Defiance Daily Target 2X Long RGTI ETF | United States Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
Defiance Daily Target 2X Long RGTI ETF | First American Government Obligations Fund - Class X, 3.56% [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Defiance Daily Target 2X Long RGTI ETF | Rigetti Computing, Inc. Swap; Maturity Date: 03/18/2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Defiance Daily Target 2X Long RGTI ETF | Rigetti Computing, Inc. Swap; Maturity Date: 03/06/2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Defiance Daily Target 2X Long RGTI ETF | Rigetti Computing, Inc. Swap; Maturity Date: 09/08/2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Defiance Daily Target 2X Long RGTI ETF | Rigetti Computing, Inc. Swap; Maturity Date: 01/31/2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Defiance Daily Target 2X Long RGTI ETF | Rigetti Computing, Inc. Swap; Maturity Date: 02/02/2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Defiance Daily Target 2X Long RGTI ETF | Rigetti Computing, Inc. Swap; Maturity Date: 03/31/2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Defiance Daily Target 2X Long RGTI ETF | Rigetti Computing, Inc. Swap; Maturity Date: 07/01/2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Defiance Daily Target 2X Long RGTI ETF | Rigetti Computing, Inc. Swap; Maturity Date: 04/11/2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Defiance Daily Target 2X Long RGTI ETF | Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Defiance Daily Target 2X Long RGTI ETF | Total Return Swap Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.80%
Defiance Daily Target 2X Long RIOT ETF | United States Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Defiance Daily Target 2X Long RIOT ETF | First American Government Obligations Fund - Class X, 3.56% [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Defiance Daily Target 2X Long RIOT ETF | Riot Platforms, Inc. Swap; Maturity Date: 09/08/2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
Defiance Daily Target 2X Long RIOT ETF | Riot Platforms, Inc. Swap; Maturity Date: 09/22/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Defiance Daily Target 2X Long RIOT ETF | Riot Platforms, Inc. Swap; Maturity Date: 03/31/2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Defiance Daily Target 2X Long RIOT ETF | Riot Platforms, Inc. Swap; Maturity Date: 02/04/2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Defiance Daily Target 2X Long RIOT ETF | Riot Platforms, Inc. Swap; Maturity Date: 03/18/2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Defiance Daily Target 2X Long RIOT ETF | Riot Platforms, Inc. Swap; Maturity Date: 09/01/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Defiance Daily Target 2X Long RIOT ETF | Riot Platforms, Inc. Swap; Maturity Date: 01/31/2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Defiance Daily Target 2X Long RIOT ETF | Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Defiance Daily Target 2X Long RIOT ETF | Total Return Swap Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.30%
Defiance Daily Target 2X Long RKLB ETF | United States Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Defiance Daily Target 2X Long RKLB ETF | First American Government Obligations Fund - Class X, 3.56% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Defiance Daily Target 2X Long RKLB ETF | Rocket Lab Corp. Swap; Maturity Date: 03/18/2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
Defiance Daily Target 2X Long RKLB ETF | Rocket Lab Corp Swap Maturity Date 01222029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Defiance Daily Target 2X Long RKLB ETF | Rocket Lab Corp. Swap; Maturity Date: 03/31/2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Defiance Daily Target 2X Long RKLB ETF | Rocket Lab Corp Swap Maturity Date 08252026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Defiance Daily Target 2X Long RKLB ETF | Rocket Lab Corp Swap Maturity Date 10012026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Defiance Daily Target 2X Long RKLB ETF | Rocket Lab Corp Swap Maturity Date 09152028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(5.00%)
Defiance Daily Target 2X Long RKLB ETF | Rocket Lab Corp Swap Maturity Date 09212026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Defiance Daily Target 2X Long RKLB ETF | Rocket Lab Corp Swap Maturity Date 01312033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Defiance Daily Target 2X Long RKLB ETF | Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Defiance Daily Target 2X Long RKLB ETF | Total Return Swap Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.40%
Defiance Daily Target 2X Short BMNR ETF | United States Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Defiance Daily Target 2X Short BMNR ETF | First American Government Obligations Fund - Class X, 3.56% [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Defiance Daily Target 2X Short BMNR ETF | BitMine Immersion Technologies, Inc. Swap; Maturity Date: 03/30/2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)	[1]
Defiance Daily Target 2X Short BMNR ETF | BitMine Immersion Technologies, Inc. Swap; Maturity Date: 01/11/2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Defiance Daily Target 2X Short BMNR ETF | BitMine Immersion Technologies, Inc. Swap; Maturity Date: 03/18/2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Defiance Daily Target 2X Short BMNR ETF | BitMine Immersion Technologies, Inc. Swap; Maturity Date: 11/01/2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Defiance Daily Target 2X Short BMNR ETF | BitMine Immersion Technologies, Inc. Swap; Maturity Date: 11/12/2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
Defiance Daily Target 2X Short BMNR ETF | Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Defiance Daily Target 2X Short BMNR ETF | Total Return Swap Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Defiance Daily Target 2X Short HOOD ETF | United States Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Defiance Daily Target 2X Short HOOD ETF | First American Government Obligations Fund - Class X, 3.56% [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Defiance Daily Target 2X Short HOOD ETF | Robinhood Markets Inc. Swap; Maturity Date: 01/11/2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Defiance Daily Target 2X Short HOOD ETF | Robinhood Markets, Inc. Swap; Maturity Date: 03/18/2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Defiance Daily Target 2X Short HOOD ETF | Robinhood Markets Inc. Swap; Maturity Date: 03/31/2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Defiance Daily Target 2X Short HOOD ETF | Robinhood Markets, Inc. Swap; Maturity Date: 11/01/2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Defiance Daily Target 2X Short HOOD ETF | Robinhood Markets, Inc. Swap; Maturity Date: 11/12/2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.40%)
Defiance Daily Target 2X Short HOOD ETF | Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Defiance Daily Target 2X Short HOOD ETF | Total Return Swap Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.10%
Defiance Daily Target 2X Short IONQ ETF | United States Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.10%
Defiance Daily Target 2X Short IONQ ETF | First American Government Obligations Fund - Class X, 3.56% [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Defiance Daily Target 2X Short IONQ ETF | IonQ, Inc. Swap; Maturity Date: 09/24/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Defiance Daily Target 2X Short IONQ ETF | IonQ, Inc. Swap; Maturity Date: 03/31/2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Defiance Daily Target 2X Short IONQ ETF | IonQ, Inc. Swap; Maturity Date: 11/16/2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Defiance Daily Target 2X Short IONQ ETF | IonQ, Inc. Swap; Maturity Date: 03/18/2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Defiance Daily Target 2X Short IONQ ETF | IonQ, Inc. Swap; Maturity Date: 09/08/2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Defiance Daily Target 2X Short IONQ ETF | Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Defiance Daily Target 2X Short IONQ ETF | Total Return Swap Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Defiance Daily Target 2X Short OKLO ETF | United States Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.20%
Defiance Daily Target 2X Short OKLO ETF | First American Government Obligations Fund - Class X, 3.56% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Defiance Daily Target 2X Short OKLO ETF | Oklo, Inc. Swap; Maturity Date: 01/25/2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Defiance Daily Target 2X Short OKLO ETF | Oklo, Inc. Swap; Maturity Date: 11/01/2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Defiance Daily Target 2X Short OKLO ETF | Oklo, Inc. Swap; Maturity Date: 03/31/2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
Defiance Daily Target 2X Short OKLO ETF | Oklo, Inc. Swap; Maturity Date: 03/18/2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Defiance Daily Target 2X Short OKLO ETF | Oklo, Inc. Swap; Maturity Date: 11/24/2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Defiance Daily Target 2X Short OKLO ETF | Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Defiance Daily Target 2X Short OKLO ETF | Total Return Swap Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Defiance Daily Target 2X Short PLTR ETF | United States Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
Defiance Daily Target 2X Short PLTR ETF | First American Government Obligations Fund - Class X, 3.56% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Defiance Daily Target 2X Short PLTR ETF | Palantir Technologies, Inc. Swap; Maturity Date: 10/02/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(19.50%)
Defiance Daily Target 2X Short PLTR ETF | Palantir Technologies, Inc. Swap; Maturity Date: 09/21/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
Defiance Daily Target 2X Short PLTR ETF | Palantir Technologies, Inc. Swap; Maturity Date: 03/31/2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
Defiance Daily Target 2X Short PLTR ETF | Palantir Technologies, Inc. Swap; Maturity Date: 01/04/2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
Defiance Daily Target 2X Short PLTR ETF | Palantir Technologies, Inc. Swap; Maturity Date: 03/01/2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Defiance Daily Target 2X Short PLTR ETF | Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Defiance Daily Target 2X Short PLTR ETF | Total Return Swap Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.80%
Defiance Daily Target 2X Short QBTS ETF | United States Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
Defiance Daily Target 2X Short QBTS ETF | First American Government Obligations Fund - Class X, 3.56% [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Defiance Daily Target 2X Short QBTS ETF | D-Wave Quantum, Inc. Swap; Maturity Date: 11/16/2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.30%
Defiance Daily Target 2X Short QBTS ETF | D-Wave Quantum, Inc. Swap; Maturity Date: 10/9/2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Defiance Daily Target 2X Short QBTS ETF | D-Wave Quantum, Inc. Swap; Maturity Date: 03/18/2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Defiance Daily Target 2X Short QBTS ETF | D-Wave Quantum, Inc. Swap; Maturity Date: 09/08/2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Defiance Daily Target 2X Short QBTS ETF | D-Wave Quantum, Inc. Swap; Maturity Date: 03/30/2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Defiance Daily Target 2X Short QBTS ETF | Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Defiance Daily Target 2X Short QBTS ETF | Total Return Swap Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.50%
Defiance Daily Target 2X Short RKLB ETF | United States Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.40%
Defiance Daily Target 2X Short RKLB ETF | First American Government Obligations Fund - Class X, 3.56% [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Defiance Daily Target 2X Short RKLB ETF | Rocket Lab Corp. Swap; Maturity Date: 03/18/2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Defiance Daily Target 2X Short RKLB ETF | Rocket Lab Corp. Swap; Maturity Date: 03/31/2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Defiance Daily Target 2X Short RKLB ETF | Rocket Lab Corp. Swap; Maturity Date: 11/01/2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Defiance Daily Target 2X Short RKLB ETF | Rocket Lab Corp. Swap; Maturity Date: 11/17/2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Defiance Daily Target 2X Short RKLB ETF | Rocket Lab Corp. Swap; Maturity Date: 01/11/2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Defiance Daily Target 2X Short RKLB ETF | Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Defiance Daily Target 2X Short RKLB ETF | Total Return Swap Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Defiance Daily Target 2X Short TSM ETF | United States Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.10%
Defiance Daily Target 2X Short TSM ETF | First American Government Obligations Fund - Class X, 3.56% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Defiance Daily Target 2X Short TSM ETF | Taiwan Semiconductor Manufacturing Co. Ltd. Swap; Maturity Date: 01/11/2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.20%)
Defiance Daily Target 2X Short TSM ETF | Taiwan Semiconductor Manufacturing Co. Ltd. Swap; Maturity Date: 11/17/2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.10%)
Defiance Daily Target 2X Short TSM ETF | Taiwan Semiconductor Manufacturing Co. Ltd. Swap; Maturity Date: 11/01/2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.60%)
Defiance Daily Target 2X Short TSM ETF | Taiwan Semiconductor Manufacturing Co. Ltd. Swap; Maturity Date: 03/31/2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Defiance Daily Target 2X Short TSM ETF | Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Defiance Daily Target 2X Short TSM ETF | Total Return Swap Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	(6.90%)
Defiance Daily Target 2X Short ASTS ETF | First American Government Obligations Fund - Class X, 3.56% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Defiance Daily Target 2X Short ASTS ETF | U.S. Treasury Bill, 5/21/2026, 3.46% [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.20%
Defiance Daily Target 2X Short ASTS ETF | AST SpaceMobile, Inc. Swap; Maturity Date: 03/07/2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.10%
Defiance Daily Target 2X Short ASTS ETF | AST SpaceMobile, Inc. Swap; Maturity Date: 09/08/2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.10%
Defiance Daily Target 2X Short ASTS ETF | AST SpaceMobile, Inc. Swap; Maturity Date: 02/05/2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(11.60%)
Defiance Daily Target 2X Short ASTS ETF | Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Defiance Daily Target 2X Short ASTS ETF | Total Return Swap Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.70%
Defiance Daily Target 2X Long RCAT ETF | United States Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.80%
Defiance Daily Target 2X Long RCAT ETF | First American Government Obligations Fund - Class X, 3.56% [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Defiance Daily Target 2X Long RCAT ETF | Red Cat Holdings, Inc. Swap; Maturity Date: 09/08/2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Defiance Daily Target 2X Long RCAT ETF | Red Cat Holdings, Inc. Swap; Maturity Date: 02/02/2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Defiance Daily Target 2X Long RCAT ETF | Red Cat Holdings, Inc. Swap; Maturity Date: 02/22/2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Defiance Daily Target 2X Long RCAT ETF | Red Cat Holdings, Inc. Swap; Maturity Date: 01/31/2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[3]
Defiance Daily Target 2X Long RCAT ETF | Red Cat Holdings, Inc. Swap; Maturity Date: 03/30/2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)	[4]
Defiance Daily Target 2X Long RCAT ETF | Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Defiance Daily Target 2X Long RCAT ETF | Total Return Swap Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%

[1]	Less than 0.05%
[2]	Less than 0.05%
[3]	Less than 0.05%
[4]	Less than -0.05%